Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Service Lives for Property Plant and Equipment

The estimated service lives for property, plant and equipment are as follows:

Class of Assets	Range of Service Lives
Buildings	5 to 20 years
Machinery & Equipment	2 to 20 years
Land Improvements	5 to 15 years

Summary of Key Assumptions Used in Determining Fair Value of Stock Options

Key assumptions used in determining the fair value of the stock options awarded in 2014, 2013 and 2012 were:

	2014	2013	2012
Risk-free interest rate	2.50%	1.70%	1.38%
Dividend yield	1.50%	1.80%	2.10%
Volatility factor	35.30%	35.40%	37.50%
Expected term	8.5 years	8.6 years	7.3 years

Components of Changes in Accumulated Other Comprehensive Loss and Related Cumulative Noncurrent Deferred Tax Assets

The components of the changes in accumulated other comprehensive loss and related cumulative noncurrent deferred tax assets are as follows:

	Pension and Postretirement Benefit Plans	Foreign Currency	Unamortized Value of Terminated Forward Starting Interest Rate Swap	Total
years ended December 31 (add 000)	2014
Accumulated other comprehensive (loss) earnings at beginning of period	$(44,549)	$3,902	$(3,467)	$(44,114)
Other comprehensive loss before reclassifications, net of tax	(62,726)	(624)	—	(63,350)
Amounts reclassified from accumulated other comprehensive loss, net of tax	587	—	718	1,305
Other comprehensive (loss) earnings, net of tax	(62,139)	(624)	718	(62,045)
Accumulated other comprehensive (loss) earnings at end of period	$(106,688)	$3,278	$(2,749)	$(106,159)

Cumulative noncurrent deferred tax assets at end of period	$68,568	$-	$1,799	$70,367

	2013
Accumulated other comprehensive (loss) earnings at beginning of period	$(108,189)	$6,157	$(4,137)	$(106,169)
Other comprehensive earnings (loss) before reclassifications, net of tax	55,403	(2,255)	—	53,148
Amounts reclassified from accumulated other comprehensive loss, net of tax	8,237	—	670	8,907
Other comprehensive earnings (loss), net of tax	63,640	(2,255)	670	62,055
Accumulated other comprehensive (loss) earnings at end of period	$(44,549)	$3,902	$(3,467)	$(44,114)

Cumulative noncurrent deferred tax assets at end of period	$29,198	$-	$2,269	$31,467

	2012
Accumulated other comprehensive (loss) earnings at beginning of period	$(84,204)	$5,076	$(4,762)	$(83,890)
Other comprehensive (loss) earnings before reclassifications, net of tax	(30,105)	1,081	—	(29,024)
Amounts reclassified from accumulated other comprehensive loss, net of tax	6,120	—	625	6,745
Other comprehensive (loss) earnings, net of tax	(23,985)	1,081	625	(22,279)
Accumulated other comprehensive (loss) earnings at end of period	$(108,189)	$6,157	$(4,137)	$(106,169)

Cumulative noncurrent deferred tax assets at end of period	$70,881	$-	$2,707	$73,588

Reclassification Out of Accumulated Other Comprehensive Loss

Reclassifications out of accumulated other comprehensive loss are as follows:

years ended December 31 (add 000)	2014	2013	2012	Affected line items in the consolidated statements of earnings
Pension and postretirement benefit plans
Settlement charge	$-	$729	$779
Amortization of:
Prior service credit	(2,810)	(2,807)	(2,789)
Actuarial loss	3,779	15,704	12,134
	969	13,626	10,124	Cost of sales; Selling, general & administrative expenses
Tax effect	(382)	(5,389)	(4,004)	Taxes on income
Total	$587	$8,237	$6,120
Unamortized value of terminated forward starting interest rate swap
Additional interest expense	$1,188	$1,108	$1,034	Interest expense
Tax effect	(470)	(438)	(409)	Taxes on income
Total	$718	$670	$625

Basic and Diluted Earnings per Common Share

The following table reconciles the numerator and denominator for basic and diluted earnings per common share:

years ended December 31

(add 000)	2014	2013	2012
Net earnings from continuing operations attributable to Martin Marietta	$155,638	$122,086	$85,646
Less: Distributed and undistributed earnings attributable to unvested awards	647	513	500
Basic and diluted net earnings attributable to common shareholders from continuing operations attributable to Martin Marietta	154,991	121,573	85,146
Basic and diluted net loss attributable to common shareholders from discontinued operations	(37)	(749)	(1,172)
Basic and diluted net earnings attributable to common shareholders attributable to Martin Marietta	$154,954	$120,824	$83,974

Basic weighted-average common shares outstanding	56,854	46,164	45,828
Effect of dilutive employee and director awards	234	121	142
Diluted weighted-average common shares outstanding	57,088	46,285	45,970